Loans and Allowance for Loan Losses - Past Due and Non-accrual Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	$ 17	$ 316
Non-Accrual	34,559	4,754
Loans held for investment	1,286,967	1,168,797
Amount of loans accepting forbearance	57,100
Loan modifications	86,700
Loan Modifications under CARES Act
Aging information for the Company's past due and non-accrual loans
Non-Accrual	29,500
Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	1,251,344	1,161,992
30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	1,047	1,735
Commercial, financial, and agricultural
Aging information for the Company's past due and non-accrual loans
Non-Accrual	6,717	982
Loans held for investment	272,918	199,022
Commercial, financial, and agricultural | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	265,821	197,828
Commercial, financial, and agricultural | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	380	212
Residential real estate | Construction
Aging information for the Company's past due and non-accrual loans
Non-Accrual	192
Loans held for investment	29,692	23,035
Residential real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	29,500	22,468
Residential real estate | Construction | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due		567
Residential real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing		304
Non-Accrual	2,105	2,135
Loans held for investment	262,339	252,643
Residential real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	259,688	249,516
Residential real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	546	688
Commercial real estate | Construction
Aging information for the Company's past due and non-accrual loans
Non-Accrual	200	137
Loans held for investment	78,144	84,998
Commercial real estate | Construction | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	77,944	84,861
Commercial real estate | Mortgages
Aging information for the Company's past due and non-accrual loans
Non-Accrual	25,314	1,359
Loans held for investment	617,133	576,635
Commercial real estate | Mortgages | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	591,815	575,140
Commercial real estate | Mortgages | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	4	136
Installment and other consumer
Aging information for the Company's past due and non-accrual loans
90 Days Past Due And Still Accruing	17	12
Non-Accrual	31	141
Loans held for investment	26,741	32,464
Installment and other consumer | Current or Less Than 30 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	26,576	32,179
Installment and other consumer | 30 - 89 Days Past Due
Aging information for the Company's past due and non-accrual loans
Financing receivable, recorded investment, past due	$ 117	$ 132